Variable Interest Entities - Schedule of carrying amounts of the variable interest entities (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 55,253,000	$ 25,600,864		$ 16,788,608
Restricted cash	65,526,000	20,056,052		19,190,095
Finance receivables at fair value	296,381,000
Finance receivables, net	132,000	222,242,729		237,014,217
Debt issuance costs, net	1,786,000	2,597,582		1,987,188
Other assets	5,599,000	4,787,156		5,078,090
Liabilities:
Accounts payable	627,000	1,379,985		4,750,363
Accrued expenses	28,622,000	22,785,128		15,557,270
Secured borrowing payable	17,649,000	16,024,578		17,407,874
Senior debt	206,644,000	131,726,397		202,487,914
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Cash and cash equivalents		126,968	$ 882,801	882,801
Restricted cash	54,627,000	12,349,760	11,888,361	11,888,361
Finance receivables at fair value	253,164,000
Finance receivables, net		148,472,521	207,727,693	207,727,693
Debt issuance costs, net	1,786,000	2,576,327	1,971,500	1,971,500
Other assets	18,000	26,109	9,558	9,558
Liabilities:
Accounts payable	7,000	48,902	10,499	10,499
Accrued expenses	1,581,000	1,647,387	2,576,546	2,576,546
Secured borrowing payable	17,649,000	16,024,578	17,407,874
Senior debt	$ 158,300,000	$ 112,076,000	$ 183,033,000	$ 183,033,000